UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (95.97%)
CONSUMER DISCRETIONARY – (6.57%)
Automobiles & Components – (0.82%)
Harley-Davidson, Inc.	77,900	$2,674,307
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	16,499	660,766
Media – (1.42%)
Grupo Televisa S.A., ADR (Mexico)	37,390	687,602
Liberty Media Corp. - Liberty Starz, Series A *	8,506	540,769
Walt Disney Co.	112,350	3,388,476
		4,616,847

Retailing – (4.13%)
Bed Bath & Beyond Inc. *	146,105	8,374,008
CarMax, Inc. *	57,240	1,365,174
Expedia, Inc.	58,990	1,518,698
Li & Fung Ltd. (Hong Kong)	460,000	771,031
Liberty Interactive Corp., Series A *	96,334	1,422,371
		13,451,282

	Total Consumer Discretionary	21,403,202
CONSUMER STAPLES – (17.21%)
Food & Staples Retailing – (10.32%)
Costco Wholesale Corp.	224,820	18,458,846
CVS Caremark Corp.	450,678	15,133,767
		33,592,613

Food, Beverage & Tobacco – (6.75%)
Coca-Cola Co.	77,960	5,266,978
Diageo PLC, ADR (United Kingdom)	66,333	5,036,665
Heineken Holding NV (Netherlands)	105,521	4,072,290
Kraft Foods Inc., Class A	80,840	2,714,607
Nestle S.A. (Switzerland)	5,890	324,260
Philip Morris International Inc.	52,570	3,279,317
Unilever NV, NY Shares (Netherlands)	40,680	1,281,013
		21,975,130

Household & Personal Products – (0.14%)
Natura Cosmeticos S.A. (Brazil)	27,500	468,023
	Total Consumer Staples	56,035,766
ENERGY – (11.22%)
Canadian Natural Resources Ltd. (Canada)	275,850	8,074,130
China Coal Energy Co., Ltd. - H (China)	1,924,900	1,724,965
Devon Energy Corp.	71,030	3,937,903
EOG Resources, Inc.	145,380	10,323,434
Occidental Petroleum Corp.	112,930	8,074,495
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	258,100	1,578,593
Schlumberger Ltd.	10,600	633,138
Transocean Ltd.	46,104	2,201,005
	Total Energy	36,547,663
FINANCIALS – (30.70%)
Banks – (5.10%)
Commercial Banks – (5.10%)
Wells Fargo & Co.	689,094	16,620,947

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (14.31%)
Capital Markets – (8.40%)
Ameriprise Financial, Inc.	48,420	$1,905,811
Bank of New York Mellon Corp.	725,000	13,477,750
Brookfield Asset Management Inc., Class A (Canada)	99,000	2,727,450
Charles Schwab Corp.	127,770	1,439,968
Goldman Sachs Group, Inc.	14,110	1,334,100
Julius Baer Group Ltd. (Switzerland)	193,360	6,461,735
		27,346,814

Consumer Finance – (5.33%)
American Express Co.	386,619	17,359,193
Diversified Financial Services – (0.58%)
JPMorgan Chase & Co.	16,718	503,546
Visa Inc., Class A	16,100	1,380,092
		1,883,638
		46,589,645

Insurance – (10.28%)
Insurance Brokers – (0.14%)
Aon Corp.	11,020	462,620
Multi-line Insurance – (3.86%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,620,936
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	954,726
Loews Corp.	289,390	9,998,424
		12,574,086

Property & Casualty Insurance – (4.89%)
ACE Ltd.	32,810	1,988,286
Berkshire Hathaway Inc., Class A *	43	4,592,400
Markel Corp. *	1,390	496,411
Progressive Corp.	497,820	8,841,283
		15,918,380

Reinsurance – (1.39%)
Everest Re Group, Ltd.	5,740	455,641
Transatlantic Holdings, Inc.	84,007	4,076,020
		4,531,661
		33,486,747

Real Estate – (1.01%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,280,387
	Total Financials	99,977,726
HEALTH CARE – (12.20%)
Health Care Equipment & Services – (3.44%)
Baxter International Inc.	41,351	2,321,445
Becton, Dickinson and Co.	52,140	3,822,905
Express Scripts, Inc. *	136,660	5,066,670
		11,211,020

Pharmaceuticals, Biotechnology & Life Sciences – (8.76%)
Agilent Technologies, Inc. *	30,970	967,813
Johnson & Johnson	161,120	10,264,955
Merck & Co., Inc.	340,285	11,130,722
Pfizer Inc.	105,580	1,866,654

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Roche Holding AG - Genusschein (Switzerland)	26,500	$4,280,069
		28,510,213

	Total Health Care	39,721,233
INDUSTRIALS – (5.95%)
Capital Goods – (0.79%)
Lockheed Martin Corp.	35,290	2,563,466
Commercial & Professional Services – (2.66%)
Iron Mountain Inc.	273,367	8,643,864
Transportation – (2.50%)
China Merchants Holdings International Co., Ltd. (China)	1,603,808	4,310,295
China Shipping Development Co., Ltd. - H (China)	1,129,000	713,575
Kuehne & Nagel International AG (Switzerland)	26,933	3,022,769
LLX Logistica S.A. (Brazil)*	56,270	108,634
		8,155,273
	Total Industrials	19,362,603
INFORMATION TECHNOLOGY – (6.43%)
Semiconductors & Semiconductor Equipment – (1.69%)
Intel Corp.	41,880	893,510
Texas Instruments Inc.	173,570	4,625,640
		5,519,150

Software & Services – (4.10%)
Activision Blizzard, Inc.	186,500	2,218,418
Google Inc., Class A *	16,460	8,469,822
Microsoft Corp.	106,700	2,656,296
		13,344,536

Technology Hardware & Equipment – (0.64%)
Hewlett-Packard Co.	92,931	2,086,301
	Total Information Technology	20,949,987
MATERIALS – (5.50%)
Air Products and Chemicals, Inc.	22,120	1,689,304
BHP Billiton PLC (United Kingdom)	74,430	1,988,317
Ecolab Inc.	29,300	1,432,477
Martin Marietta Materials, Inc.	16,650	1,052,613
Monsanto Co.	61,700	3,704,468
Potash Corp. of Saskatchewan Inc. (Canada)	26,562	1,148,010
Praxair, Inc.	12,870	1,203,088
Rio Tinto PLC (United Kingdom)	40,505	1,796,321
Sealed Air Corp.	221,675	3,701,972
Sino-Forest Corp. (Canada)*	293,550	202,550
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	6,141
	Total Materials	17,925,261
TELECOMMUNICATION SERVICES – (0.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	28,320	625,306
	Total Telecommunication Services	625,306
TOTAL COMMON STOCK – (Identified cost $235,203,167)		312,548,747

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.03%)
MATERIALS – (0.03%)
MMX Mineracao e Metalicos S.A. (Brazil)*	58,570	$92,516
	TOTAL PREFERRED STOCK – (Identified cost $89,921)	92,516
CONVERTIBLE BONDS – (0.06%)
MATERIALS – (0.06%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$736,000	202,400
	TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)	202,400
SHORT-TERM INVESTMENTS – (3.74%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $6,733,045 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $6,867,660)	6,733,000	6,733,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $5,457,023 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $5,566,140)	5,457,000	5,457,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,190,000)	12,190,000
Total Investments – (99.80%) – (Identified cost $248,219,088) – (c)		325,033,663
Other Assets Less Liabilities – (0.20%)		649,539
	Net Assets – (100.00%)	$325,683,202

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $960,867 or 0.30% of the Fund's net assets as of September 30, 2011.
(b)	Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,163,267 or 0.36% of the Fund’s net assets as of September 30, 2011.
(c)	Aggregate cost for federal income tax purposes is $249,444,952. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$90,865,971
	Unrealized depreciation	(15,277,260)
	Net unrealized appreciation	$75,588,711

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (94.13%)
CONSUMER DISCRETIONARY – (1.60%)
Retailing – (1.60%)
Bed Bath & Beyond Inc. *	16,500	$945,698
	Total Consumer Discretionary	945,698
CONSUMER STAPLES – (2.36%)
Food & Staples Retailing – (2.36%)
CVS Caremark Corp.	41,500	1,393,570
	Total Consumer Staples	1,393,570
ENERGY – (3.12%)
Canadian Natural Resources Ltd. (Canada)	62,890	1,840,790
	Total Energy	1,840,790
FINANCIALS – (81.97%)
Banks – (15.38%)
Commercial Banks – (15.38%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	146,400
ICICI Bank Ltd., ADR (India)	15,750	546,840
State Bank of India Ltd., GDR (India)	45,148	3,793,108
U.S. Bancorp	13,150	309,551
Wells Fargo & Co.	177,500	4,281,300
		9,077,199
Diversified Financials – (35.43%)
Capital Markets – (18.66%)
Ameriprise Financial, Inc.	17,740	698,246
Bank of New York Mellon Corp.	157,020	2,919,002
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,429,910
Charles Schwab Corp.	16,000	180,320
Goldman Sachs Group, Inc.	17,490	1,653,680
Julius Baer Group Ltd. (Switzerland)	86,380	2,886,660
T. Rowe Price Group Inc.	5,260	251,428
		11,019,246

Consumer Finance – (9.86%)
American Express Co.	125,180	5,620,582
First Marblehead Corp. *	194,994	198,894
		5,819,476

Diversified Financial Services – (6.91%)
Bank of America Corp.	14,486	88,654
Cielo S.A. (Brazil)	25,500	568,249
Oaktree Capital Group LLC, Class A, 144A (a)	28,700	1,291,500
RHJ International (Belgium)*	62,000	320,508
Visa Inc., Class A	21,100	1,808,692
		4,077,603
		20,916,325

Insurance – (31.16%)
Multi-line Insurance – (7.47%)
Loews Corp.	127,580	4,407,889

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (9.66%)
ACE Ltd.	2,300	$139,380
Markel Corp. *	8,695	3,105,245
Progressive Corp.	138,440	2,458,695
		5,703,320
Reinsurance – (14.03%)
Everest Re Group, Ltd.	25,040	1,987,675
Transatlantic Holdings, Inc.	129,767	6,296,295
		8,283,970
		18,395,179
	Total Financials	48,388,703
INDUSTRIALS – (4.85%)
Commercial & Professional Services – (4.85%)
Iron Mountain Inc.	90,560	2,863,507
	Total Industrials	2,863,507
MATERIALS – (0.23%)
Sino-Forest Corp. (Canada)*	198,000	136,620
	Total Materials	136,620
TOTAL COMMON STOCK – (Identified cost $52,531,511)		55,568,888
SHORT-TERM INVESTMENTS – (5.70%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $1,860,012 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $1,897,200)	$1,860,000	1,860,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $1,507,006 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $1,537,140)	1,507,000	1,507,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,367,000)		3,367,000
Total Investments – (99.83%) – (Identified cost $55,898,511) – (b)		58,935,888
Other Assets Less Liabilities – (0.17%)		100,431
	Net Assets – (100.00%)	$59,036,319

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $1,291,500 or 2.19% of the Fund's net assets as of September 30, 2011.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $56,591,555. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$12,074,148
Unrealized depreciation	(9,729,815)
Net unrealized appreciation	$2,344,333

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (85.17%)
CONSUMER DISCRETIONARY – (0.98%)
Consumer Durables & Apparel – (0.98%)
Homebuilding – (0.98%)
Toll Brothers, Inc. *	15,000	$216,450
Total Consumer Discretionary		216,450
FINANCIALS – (80.90%)
Real Estate – (80.90%)
Real Estate Investment Trusts (REITs) – (76.53%)
Diversified REITs – (2.66%)
Vornado Realty Trust	7,840	585,021
Industrial REITs – (6.51%)
DCT Industrial Trust Inc.	128,000	561,920
EastGroup Properties, Inc.	17,440	665,162
Prologis, Inc.	8,600	208,550
		1,435,632
Office REITs – (24.06%)
Alexandria Real Estate Equities, Inc.	19,600	1,203,244
BioMed Realty Trust, Inc.	25,570	423,695
Boston Properties, Inc.	5,110	455,301
Brandywine Realty Trust	72,950	584,329
Coresite Realty Corp.	43,646	626,320
Corporate Office Properties Trust	5,250	114,345
Digital Realty Trust, Inc.	17,100	943,236
DuPont Fabros Technology Inc.	32,600	641,894
SL Green Realty Corp.	5,350	311,103
		5,303,467
Residential REITs – (15.62%)
American Campus Communities, Inc.	27,230	1,013,228
AvalonBay Communities, Inc.	3,800	433,390
Education Realty Trust, Inc.	38,600	331,574
Equity Residential	15,250	791,018
Essex Property Trust, Inc.	4,130	495,765
Post Properties, Inc.	10,900	378,666
		3,443,641
Retail REITs – (13.14%)
CBL & Associates Properties, Inc.	22,130	251,397
DDR Corp.	31,150	339,535
Macerich Co.	13,260	565,274
Regency Centers Corp.	11,510	406,648
Simon Property Group, Inc.	12,132	1,334,277
		2,897,131
Specialized REITs – (14.54%)
CubeSmart	21,790	185,869
Entertainment Properties Trust	10,900	424,882
Host Hotels & Resorts Inc.	21,000	229,740
Plum Creek Timber Co., Inc.	8,310	288,440
Public Storage	6,910	769,428
Rayonier Inc.	9,130	335,893

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	19,660	$971,204
		3,205,456
		16,870,348
Real Estate Management & Development – (4.37%)
Real Estate Operating Companies – (4.37%)
Forest City Enterprises, Inc., Class A *	90,350	963,131
		17,833,479
	Total Financials	17,833,479
TELECOMMUNICATION SERVICES – (3.29%)
American Tower Corp., Class A *	13,500	726,300
	Total Telecommunication Services	726,300
TOTAL COMMON STOCK – (Identified cost $18,981,846)		18,776,229
PREFERRED STOCK – (6.46%)
FINANCIALS – (6.46%)
Real Estate – (6.46%)
Real Estate Investment Trusts (REITs) – (6.46%)
Industrial REITs – (1.28%)
Prologis, Inc., 6.75%, Series M	11,900	282,982
Office REITs – (4.30%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	754,859
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	191,840
		946,699

Retail REITs – (0.88%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	193,772
	Total Financials	1,423,453
TOTAL PREFERRED STOCK – (Identified cost $727,490)		1,423,453
CONVERTIBLE BONDS – (3.05%)
FINANCIALS – (3.05%)
Real Estate – (3.05%)
Real Estate Investment Trusts (REITs) – (2.66%)
Office REITs – (2.66%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	482,675
SL Green Operating Partnership L.P., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	104,000	103,740
		586,415

Real Estate Management & Development – (0.39%)
Real Estate Operating Companies – (0.39%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	85,800
	Total Financials	672,215
TOTAL CONVERTIBLE BONDS – (Identified cost $526,606)		672,215

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (4.94%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $601,004 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $613,020)	$601,000	$601,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $488,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $497,760)	488,000	488,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,089,000)	1,089,000
Total Investments – (99.62%) – (Identified cost $21,324,942) – (b)		21,960,897
Other Assets Less Liabilities – (0.38%)		83,046
	Net Assets – (100.00%)	$22,043,943

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $586,415 or 2.66% of the Fund's net assets as of September 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $22,720,028. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,857,787
	Unrealized depreciation	(2,616,918)
	Net unrealized depreciation	$(759,131)

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$19,971,405	$945,698	$216,450
Consumer staples	51,639,216	1,393,570	–
Energy	34,822,698	1,840,790	–
Financials	90,235,604	40,096,927	19,065,092
Health care	35,441,164	–	–
Industrials	11,315,964	2,863,507	–
Information technology	20,949,987	–	–
Materials	14,024,448	–	–
Telecommunication services	625,306	–	726,300
Total Level 1	279,025,792	47,140,492	20,007,842

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2011 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs – (Continued)
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	$202,400	$–	$672,215
Equity securities*:
Consumer discretionary	1,431,797	–	–
Consumer staples	4,396,550	–	–
Energy	1,724,965	–	–
Financials	9,742,122	8,291,776	191,840
Health care	4,280,069	–	–
Industrials	8,046,639	–	–
Materials	3,784,638	–	–
Short-term securities	12,190,000	3,367,000	1,089,000
Total Level 2	45,799,180	11,658,776	1,953,055

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	208,691	136,620	–
Total Investments	$325,033,663	$58,935,888	$21,960,897

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2011:

	Davis Value Portfolio	Davis Financial Portfolio
Investment Securities:
Beginning balance	$–	$395,726
Total realized loss	–	(213,085)
Increase in unrealized depreciation	(794,824)	(307,250)
Net purchases (sales)	–	(395,726)
Transfers into Level 3	1,003,515	656,955
Ending balance	$208,691	$136,620

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2011	$(794,824)	$(520,335)

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCCOUNT FIND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2011